Note Employee benefits (Breakdown of pension and restoration plans assets and liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	$ 0	$ 0
Non-current liabilities	70,847	123,857
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Current liabilities	234	173
Non-current liabilities	$ 10,448	$ 8,469